Investments - (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of Carrying Value of Investments

The carrying value of investments are as follows:

(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Current investments
Amortized cost:
Quoted debt securities
Cost	—	3
Fair value through profit and loss:
Liquid mutual funds
Fair value	278	258
Fixed Maturity Plan Securities
Fair value	65	—
Fair Value through Other comprehensive income:
Quoted debt securities
Fair value	123	267
Commercial paper
Fair value	—	72
Certificates of deposit
Fair value	149	358
	615	958
Non-Current investments
Amortized cost:
Quoted debt securities
Cost	244	274
Fair value through Other comprehensive income:
Quoted debt securities
Fair value	281	310
Unquoted equity and preference securities
Fair value	14	15
Fair value through profit and loss:
Fixed maturity plan securities
Fair value	—	66
Unquoted Preference securities
Fair value	1	3
Others:
Fair value	7	2
	547	670
Total Investments	1,162	1,628
Investment carried at amortized cost	244	277
Investments carried at fair value through other comprehensive income	567	1,022
Investments carried at fair value through profit and loss	351	329

Note:	Uncalled capital commitments outstanding as of March 31, 2020 and March 31, 2019 was $8 million and $12 million, respectively.

Schedule of Amounts Recorded in Other Comprehensive Income

Details of amounts recorded in other comprehensive income:

(Dollars in millions)
Net gain / (loss) on	Year ended March 31, 2020
	Gross	Tax	Net
Quoted debt securities	4	—	4
Certificate of deposits	(1)	—	(1)
Unquoted equity and preference securities	(4)	(1)	(5)

Net gain / (loss) on	Year ended March 31, 2019
	Gross	Tax	Net
Quoted debt securities	1	—	1
Certificate of deposits	(1)	—	(1)
Unquoted equity and preference securities	9	1	10

Net gain / (loss) on	Year ended March 31, 2018
	Gross	Tax	Net
Quoted debt securities	(2)	—	(2)
Certificate of deposits	3	(1)	2
Unquoted equity and preference securities	1	—	1

Schedule of Method of Fair Valuation

Method of fair valuation:

(Dollars in millions)
		Fair value
		As at March 31
Class of investment	Method	2020	2019
Liquid mutual funds	Quoted price	278	258
Fixed Maturity Plan securities	Market observable inputs	65	66
Quoted debt securities- carried at amortized cost	Quoted price and market observable inputs	284	307
Quoted debt securities- carried at Fair value through other comprehensive income	Quoted price and market observable inputs	404	577
Commercial paper	Market observable inputs	-	72
Certificate of deposits	Market observable inputs	149	358
Unquoted equity and preference securities at fair value through other comprehensive income	Discounted cash flows method, Market multiples method, Option pricing model	14	15
Unquoted equity and preference securities- carried at fair value through profit or loss	Discounted cash flows method, Market multiples method, Option pricing model	1	3
Others	Discounted cash flows method, Market multiples method, Option pricing model	7	2
		1,202	1,658

Note: Certain quoted investments are classified as Level 2 in the absence of active market for such investments.